Share Capital (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 21, 2023	Aug. 16, 2022	Mar. 06, 2022
Disclosure of classes of share capital [line items]
Exercise of options by employees		$ 8	$ 26
Number of shares issued and fully paid				2,042,935	57,692,308	30,443,900
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Beginning balance	101,582,902	92,510,658
Issuance of shares	16,042,935	8,813,621
Exercise of options by employees	$ 337,473	$ 258,623
Number of shares issued and fully paid	117,963,310	101,582,902	92,510,658
Share capital
Disclosure of classes of share capital [line items]
Exercise of options by employees		$ 8	$ 26
Share premium
Disclosure of classes of share capital [line items]
Exercise of options by employees		$ 0	$ 0